Shareholder Report, Line Graph (Details) 74200177400_Putnam Global Health Care Fund_Class R_TSR Annual {Class R} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	$ 20,580	$ 23,846	$ 18,831	$ 16,887	$ 18,626	$ 15,127	$ 12,021	$ 11,913	$ 11,000	$ 10,000	$ 24,657
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	26,721	23,076	18,694	16,406	19,504	15,161	13,011	13,048	11,711	10,000	$ 32,693
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	$ 19,858	$ 22,463	$ 18,642	$ 16,933	$ 19,029	$ 15,414	$ 12,596	$ 12,562	$ 11,077	$ 10,000	$ 23,759